Quarterly Results Of Operations (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Results Of Operations [Abstract]
Summary Of Quarterly Results Of Operations

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2013
Royalties	$4,708	$5,009	$4,404	$4,722
Interest and other income	26	20	35	27
Total revenues	4,734	5,029	4,439	4,749
Expenses	1,043	1,011	1,035	1,071
Net income	$3,691	$4,018	$3,404	$3,678
Earnings per share	$2.46	$2.68	$2.27	$2.45

2012
Royalties	$7,000	$7,306	$5,178	$4,536
Interest and other income	31	23	45	37
Total revenues	7,031	7,329	5,223	4,573
Expenses	1,062	1,050	956	1,020
Net income	$5,969	$6,279	$4,267	$3,553
Earnings per share	$3.98	$4.19	$2.84	$2.37